Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2018
Schedules of Concentration of Risk, by Risk Factor

The Bank’s portfolio of loans, credit substitute securities and non-funded exposure is broadly diversified along industry and product lines, and as of March 31, 2017 and March 31, 2018 the exposures are as set forth below. From fiscal 2017, Agriculture and allied activities is classified under Agriculture Production - Food, Agriculture Production – Non food , Agriculture – Allied, and Animal Husbandry, respectively. Services are classified under Business Services, and Consumer Services, respectively, and Wholesale Trade is classified under Wholesale Trade - non consumer goods (now named as Wholesale Trade – non industrial), and Wholesale Trade-consumer goods (now named as Wholesale Trade – industrial), respectively. Credit Card receivables and Housing Loans hitherto classified under retail loans are classified under Consumer Loans from fiscal 2017. From fiscal 2018, Agri produce trade is added by classifying certain sub segments from Wholesale Trade - industrial, Wholesale Trade-non industrial and Retail trade.

	As of March 31, 2017
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	1,526,978.2	Rs.	—	Rs.	0.2	Rs.	1,526,978.4	21.0%
NBFC/Financial Intermediaries		180,220.7		158,378.6		5,211.1		343,810.4	4.7
Retail trade		320,876.9		2,941.7		9,952.3		333,770.9	4.6
Automobile & Auto Ancillary		240,301.6		31,661.9		24,816.3		296,779.8	4.1
Agriculture Production — Food		282,673.8		2,075.0		458.3		285,207.1	3.9
Consumer Services		260,053.9		4,500.5		20,152.1		284,706.5	3.9
Wholesale Trade- Non Industrial		232,111.9		5,190.8		20,611.1		257,913.8	3.6
Road Transportation		241,771.3		—		4,104.8		245,876.1	3.4
Wholesale Trade - Industrial		166,940.1		3,144.3		34,878.0		204,962.4	2.8
Agriculture Production — Non Food		202,350.3		—		1.5		202,351.8	2.8
Food & Beverage		166,494.3		12,354.5		12,309.0		191,157.8	2.6
Real Estate & Property Services		168,660.4		1,585.4		20,566.5		190,812.3	2.6
Engineering		110,827.8		4,900.7		74,511.2		190,239.7	2.6
Coal & Petroleum Products		48,513.8		2,136.8		123,490.2		174,140.8	2.4
Power		125,213.0		20,395.7		24,455.8		170,064.5	2.3
Business Services		159,666.1		1,786.1		6,561.8		168,014.0	2.3
Banks and Financial Institutions		40,763.1		3,402.7		122,099.8		166,265.6	2.3
Telecom		108,104.6		21,406.2		20,134.3		149,645.1	2.1
Others (none greater than 2%)		1,406,387.9		143,679.7		343,910.8		1,893,978.4	26.0

Total	Rs.	5,988,909.7	Rs.	419,540.6	Rs.	868,225.1	Rs.	7,276,675.4	100.0%

	As of March 31, 2018
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	1,948,328.2	Rs.	—	Rs.	665.4	Rs.	1,948,993.6	US$	29,933.9	22.7%
Retail trade		385,217.8		1,181.4		13,091.9		399,491.1		6,135.6	4.6
NBFC/Financial Intermediaries		231,249.9		110,494.4		6,888.5		348,632.8		5,354.5	4.1
Automobile & Auto Ancillary		299,680.3		13,105.7		30,876.7		343,662.7		5,278.2	4.0
Consumer Services		308,333.2		3,461.5		14,077.5		325,872.2		5,004.9	3.8
Agriculture Production — Food		318,643.5		497.9		614.9		319,756.3		4,911.0	3.7
Road Transportation		310,740.7		—		5,247.2		315,987.9		4,853.1	3.7
Real Estate & Property Services		233,700.5		1,982.5		27,280.7		262,963.7		4,038.8	3.1
Engineering		133,216.6		2,470.7		99,933.4		235,620.7		3,618.8	2.7
Power		159,239.8		34,738.6		36,017.7		229,996.1		3,532.4	2.7
Food & Beverage		210,780.7		586.8		14,210.0		225,577.5		3,464.6	2.6
Business Services		207,868.8		946.6		7,738.7		216,554.1		3,326.0	2.5
Agriculture Production — Non Food		199,451.2		—		9.0		199,460.2		3,063.4	2.3
Wholesale Trade — Non Industrial		180,841.8		2,239.4		11,945.7		195,026.9		2,995.3	2.3
Wholesale Trade — Industrial		167,253.4		103.9		27,470.1		194,827.4		2,992.3	2.3
Textiles & Garments		159,873.4		4,602.7		20,496.0		184,972.1		2,840.9	2.2
Infrastructure Development		109,841.9		9,762.5		55,773.0		175,377.4		2,693.6	2.0
Telecom		125,842.1		21,629.8		27,802.9		175,274.8		2,692.0	2.0
Iron & Steel		135,431.1		2,583.1		36,184.6		174,198.8		2,675.5	2.0
Housing Finance Companies		110,961.6		60,818.6		585.2		172,365.4		2,647.3	2.0
Others (none greater than 2%)		1,439,682.5		52,825.4		460,885.5		1,953,393.4		30,001.5	22.7

Total	Rs.	7,376,179.0	Rs.	324,031.5	Rs.	897,794.6	Rs.	8,598,005.1	US$	132,053.6	100.0%

Exposure to ten largest borrowers
Fair Value, Concentration of Risk

The Bank’s ten largest exposures as of March 31, 2017 and March 31, 2018, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2017
	Funded Exposure	Non-Funded Exposure	Total Exposure
		(In millions)
Borrower 1	Rs.19,561.0	Rs.87,324.0	Rs.106,885.0
Borrower 2	54,388.2	19,055.1	73,443.3
Borrower 3	65,000.0	40.1	65,040.1
Borrower 4	33,472.8	28,647.0	62,119.8
Borrower 5	45,790.0	12,808.7	58,598.7
Borrower 6	50,000.0	—	50,000.0
Borrower 7	40,000.0	—	40,000.0
Borrower 8	19,071.8	20,926.2	39,998.0
Borrower 9	34,744.2	1,240.0	35,984.2
Borrower 10	7,502.1	28,443.7	35,945.8

	As of March 31, 2018
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	11,615.0	Rs.	79,373.2	Rs.	90,988.2	US$	1,397.5
Borrower 2		80,006.2		87.1		80,093.3		1,230.1
Borrower 3		27,567.3		48,406.0		75,973.3		1,166.8
Borrower 4		59,631.9		13,790.6		73,422.5		1,127.7
Borrower 5		70,012.7		—		70,012.7		1,075.3
Borrower 6		34,673.6		22,396.4		57,070.0		876.5
Borrower 7		13,054.6		43,324.0		56,378.6		865.9
Borrower 8		6,001.5		48,749.4		54,750.9		840.9
Borrower 9		44,367.1		3,300.0		47,667.1		732.1
Borrower 10		45,000.0		—		45,000.0		691.1